Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties	12 Months Ended
Sep. 30, 2023
Tao Ling [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Principal shareholder and director of the Company
Bozhen Gong [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Yun Tan [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Rongxin Ling [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Peizhen Zhang [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Ying Ling [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Nanjing Shun yi Jing Electric Technology Co., Ltd. [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Principal shareholder is immediate family member of Tao Ling
Luzhou Nachuan Investment Limited [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	An entity which owns 5% equity interest of Luzhou Aozhi